Additional Information - Summary of Oil and Gas Property Acquistion Exploration and Development Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Oil And Gas Property Acquistion Exploration And Development Activities Costs Incurred [Line Items]
Oil and gas properties development costs expenditure	$ 3,812
Oil and gas properties capitalised interest	294
Costs capitalised during the period	$ 23,991	$ 2,777	$ 2,138